Note 6 - Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Note 6 - Goodwill (Details) [Line Items]
Goodwill, Impairment Loss	$ 19,773
Water and Environmental Services [Member] | Minimum [Member]
Note 6 - Goodwill (Details) [Line Items]
Oil and Gas Sales Revenue, Percentage	20.00%
Water and Environmental Services [Member]
Note 6 - Goodwill (Details) [Line Items]
Goodwill, Impairment Loss	$ 19,773